UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Tax-Exempt Portfolio

June 30, 2011

1.803304.107

TAX-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 92.5%
	Principal Amount (000s)	Value (000s)
Alabama - 1.2%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.08% 7/1/11, VRDN (c)	$ 8,000	$ 8,000
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.11% 7/7/11, LOC Bank of America NA, VRDN (c)	7,100	7,100
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,800	1,800
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.09% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	10,350	10,350
Univ. of Alabama at Birmingham Hosp. Rev. Participating VRDN Series Solar 07 108, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	15,975	15,975
		43,225
Alaska - 0.1%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.25% 7/7/11 (ConocoPhillips Guaranteed), VRDN (c)	4,500	4,500
Arizona - 1.0%
Maricopa County Cmnty. College District Bonds Series 2003C, 5.25% 7/1/11	3,925	3,925
Phoenix Civic Impt. Corp. Series 2009, 0.18% 8/3/11, LOC Bank of America NA, CP	16,200	16,200
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,000	3,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.07% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,000	1,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.09% 7/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	1,860	1,860
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3307, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,600	6,600
Series Putters 3708Z, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,000	2,000

	Principal Amount (000s)	Value (000s)
Tempe Gen. Oblig. Bonds Series 2010 C, 1.25% 7/1/11	$ 2,215	$ 2,215
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.16% 7/7/11, LOC Bank of America NA, VRDN (c)	1,000	1,000
		37,800
Arkansas - 1.0%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/11	4,575	4,589
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) Series 2006, 0.11% 7/7/11, LOC Bank of America NA, VRDN (c)	22,065	22,065
Eclipse Fdg. Trust Cus Rpt Various States Participating VRDN Series Solar 06 26, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	11,090	11,090
		37,744
California - 2.5%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.06% 7/7/11, LOC Citibank NA, VRDN (c)	2,000	2,000
California Edl. Facilities Auth. Rev. (Univ. of San Francisco Proj.) Series 2000, 0.04% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,700	2,700
California Gen. Oblig.:
Series 2003 B4, 0.05% 7/7/11, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (c)	5,800	5,800
Series 2004 A5, 0.04% 7/1/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (c)	14,650	14,650
Series 2005 B5, 0.07% 7/7/11, LOC Barclays Bank PLC, VRDN (c)	4,000	4,000
California Poll. Cont. Fing. Auth. Envir. Impt. Rev. (Air Products & Chemicals Proj.) Series 1997 B, 0.08% 7/1/11, VRDN (c)	2,600	2,600
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.07% 7/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	7,500	7,500
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2007 B1, 0.08% 7/7/11, LOC Union Bank of California, VRDN (c)	18,000	18,000
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	11,400	11,474
Richmond Wastewtr. Rev. Series 2008 A, 0.13% 7/7/11, LOC Union Bank of California, VRDN (c)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.07% 7/7/11, LOC Union Bank of California, VRDN (c)	$ 8,000	$ 8,000
San Bernardino County Gen. Oblig. TRAN Series A, 2% 6/29/12 (b)	5,800	5,899
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, 0.07% 7/7/11, LOC Union Bank of California, VRDN (c)	7,500	7,500
		92,123
Colorado - 2.9%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,775	1,775
Colorado Health Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2004 B1, 0.11% 7/7/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	6,545	6,545
(NCMC, Inc. Proj.) Series 2009 A, 0.03% 7/1/11, LOC Wells Fargo Bank NA, VRDN (c)	15,120	15,120
Participating VRDN Series BA 08 1090, 0.15% 7/7/11 (Liquidity Facility Bank of America NA) (c)(g)	5,375	5,375
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	16,000	16,000
Series EGL 07 0040, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	11,700	11,700
Series ROC II R 12312, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Denver City & County Wtr. Participating VRDN Series PZ 232, 0.12% 7/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	16,010	16,010
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 0.09% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	14,460	14,460
Series 2008 A2, 0.09% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	9,420	9,420
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.08% 7/7/11, LOC BNP Paribas SA, VRDN (c)	5,000	5,000
		107,405

	Principal Amount (000s)	Value (000s)
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Masonicare Corp. Proj.) Series D, 0.03% 7/1/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 2,500	$ 2,500
Participating VRDN Series Putters 3363, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,800	2,800
		5,300
Delaware - 1.1%
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 C, 0.03% 7/1/11, LOC Wells Fargo Bank NA, VRDN (c)	35,645	35,645
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.1% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,200	4,200
		39,845
District Of Columbia - 1.1%
District of Columbia Gen. Oblig. Series 2008 C, 0.06% 7/7/11, LOC TD Banknorth, NA, VRDN (c)	5,800	5,800
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,700	7,700
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.16% 7/7/11, LOC Bank of America NA, VRDN (c)	2,220	2,220
(Defenders of Wildlife Proj.) 0.16% 7/7/11, LOC Bank of America NA, VRDN (c)	6,090	6,090
(Friends Legal Svcs. Corp. Proj.) 0.16% 7/7/11, LOC Bank of America NA, VRDN (c)	10,485	10,485
(The Phillips Collection Issue Proj.) Series 2003, 0.2% 7/7/11, LOC Bank of America NA, VRDN (c)	2,675	2,675
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.1% 7/7/11, LOC Branch Banking & Trust Co., VRDN (c)	4,000	4,000
		38,970
Florida - 9.4%
Local Govt. Fin. Comm Series 2011 A, 0.17% 8/4/11, LOC JPMorgan Chase Bank, CP	8,500	8,500
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.) Series A, 0.08% 7/1/11, LOC Bank of Scotland PLC, VRDN (c)	1,230	1,230
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.09% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	$ 20,395	$ 20,395
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 0.16% 7/7/11, LOC Bank of America NA, VRDN (c)	13,680	13,680
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.09% 7/7/11, LOC Bank of America NA, VRDN (c)	3,300	3,300
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 48, 0.08% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	21,445	21,445
Series ROC II R 817, 0.08% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	10,005	10,005
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2010 C, 4% 7/1/11	5,150	5,150
Series 2010 D, 4% 7/1/11	15,845	15,845
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2010 A, 3% 7/1/11	1,000	1,000
Participating VRDN Series Solar 07 30, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	15,010	15,010
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.12% 7/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	7,070	7,070
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.1% 7/7/11, LOC Fannie Mae, VRDN (c)	1,050	1,050
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series A, 5% 7/1/11	1,625	1,625
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.05% 7/7/11, LOC TD Banknorth, NA, VRDN (c)	1,000	1,000
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 0.34% 8/4/11, LOC Wells Fargo Bank NA, CP	3,839	3,839
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.1% 7/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	5,625	5,625
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 0.03% 7/1/11, LOC Wells Fargo Bank NA, VRDN (c)	13,495	13,495
Miami-Dade County Gen. Oblig. Bonds Series 2011 C, 2% 10/1/11	5,685	5,708
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.16% 7/7/11, LOC Bank of America NA, VRDN (c)	11,910	11,910

	Principal Amount (000s)	Value (000s)
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.11% 7/7/11, LOC Bank of America NA, VRDN (c)	$ 3,310	$ 3,310
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.11% 7/7/11, LOC Bank of America NA, VRDN (c)	7,565	7,565
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.08% 7/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	8,600	8,600
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.16% 7/7/11, LOC Bank of America NA, VRDN (c)	4,035	4,035
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.08% 7/7/11, LOC Northern Trust Co., VRDN (c)	1,900	1,900
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.11% 7/7/11, LOC Bank of America NA, VRDN (c)	18,940	18,940
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.13% 7/7/11, LOC Bank of America NA, VRDN (c)	3,200	3,200
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,775	1,775
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.11% 7/7/11, LOC Bank of America NA, VRDN (c)	20,420	20,420
Pinellas County Swr. Rev. Participating VRDN Series Putters 2917 Z, 0.12% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,000	3,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	15,975	15,975
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.03% 7/1/11, LOC Wells Fargo Bank NA, VRDN (c)	8,970	8,970
Series 2009 B, 0.03% 7/1/11, LOC Wells Fargo Bank NA, VRDN (c)	28,080	28,080
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	13,090	13,090
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series BA 07 1030, 0.15% 7/7/11 (Liquidity Facility Bank of America NA) (c)(g)	1,540	1,540
Sunshine State Govt. Fing. Commission Rev. Series 2011 C, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	4,600	4,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.1% 7/1/11, LOC Wells Fargo Bank NA, VRDN (c)	$ 2,100	$ 2,100
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.11% 7/7/11, LOC Fannie Mae, VRDN (c)	3,315	3,315
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 06 8, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	20,865	20,865
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	8,020	8,020
		346,182
Georgia - 2.9%
Atlanta Arpt. Rev. Series 2010 A2, 0.19% 11/9/11, LOC JPMorgan Chase Bank, CP	2,375	2,375
Atlanta Tax Allocation (Westside Proj.):
Series 2005 B, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,200	1,200
Series 2008, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	30,820	30,820
Series A, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	5,660	5,660
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.06% 7/7/11, LOC Freddie Mac, VRDN (c)	1,500	1,500
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.1% 7/7/11, LOC Branch Banking & Trust Co., VRDN (c)	2,700	2,700
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series 2003 B, 0.03% 7/1/11, LOC Wells Fargo Bank NA, VRDN (c)	7,790	7,790
Georgia Gen. Oblig. Participating VRDN Series 85TP, 0.08% 7/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	200	200
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.09% 7/7/11, LOC Branch Banking & Trust Co., VRDN (c)	12,380	12,380
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.09% 7/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	12,500	12,500
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Participating VRDN Series Solar 08 0001, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	10,275	10,275

	Principal Amount (000s)	Value (000s)
Series 2000 B, 0.06% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	$ 9,000	$ 9,000
Muni. Elec. Auth. of Georgia Series 1985 B, 0.06% 7/7/11, LOC Barclays Bank PLC, VRDN (c)	1,000	1,000
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.) Series 2009 B, 0.1% 7/7/11, LOC Branch Banking & Trust Co., VRDN (c)	3,510	3,510
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 0.11% 7/7/11, LOC Bank of America NA, VRDN (c)	7,250	7,250
		108,160
Hawaii - 0.6%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 0.12% 7/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	20,295	20,295
Illinois - 5.6%
Chicago Board of Ed.:
Series 2009 A2, 0.09% 7/7/11, LOC Northern Trust Co., VRDN (c)	5,900	5,900
Series 2009 B, 0.05% 7/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	5,000	5,000
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	7,865	7,865
Chicago Wtr. Rev.:
Series 2004 A1, 0.1% 7/7/11, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,720	19,720
Series 2004 A2, 0.1% 7/7/11, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,625	19,625
Series 2004 A3, 0.06% 7/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,200	2,200
DuPage County Rev. (Morton Arboretum Proj.) 0.16% 7/7/11, LOC Bank of America NA, VRDN (c)	24,050	24,050
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 0.08% 7/7/11, LOC JPMorgan Chase Bank, LOC Harris NA, VRDN (c)	1,000	1,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series ROC II R 12278, 0.08% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	5,195	5,195
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 E, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	8,305	8,305
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	1,400	1,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Concordia Univ. Proj.) Series 2009, 0.11% 7/7/11, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	$ 14,800	$ 14,800
(North Central College Proj.) Series 2008, 0.11% 7/7/11, LOC Bank of America NA, VRDN (c)	8,500	8,500
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.06% 7/7/11, LOC Northern Trust Co., VRDN (c)	4,200	4,200
Participating VRDN:
Series BC 11 16B, 0.1% 7/7/11 (Liquidity Facility Barclays Bank PLC) (a)(c)(g)	3,950	3,950
Series DB 601, 0.08% 7/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	10,240	10,240
Series EGL 06 115, 0.08% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	13,615	13,615
Series Putters 3174, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	1,130	1,130
Series Putters 3378, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,795	3,795
Series Putters 3379, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lakeshore Plaza Proj.) Series 2008 B, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	15,520	15,520
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.06% 7/7/11, LOC Freddie Mac, VRDN (c)	13,000	13,000
Metropolitan Pier & Exposition Participating VRDN Series MS 3216, 0.09% 7/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	10,000	10,000
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.2% 7/7/11, LOC Bank of America NA, VRDN (c)	1,622	1,622
		205,627
Indiana - 1.6%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.06% 7/7/11, LOC Royal Bank of Scotland PLC, VRDN (c)	7,200	7,200
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000

	Principal Amount (000s)	Value (000s)
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2002, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 4,100	$ 4,100
Indiana Fin. Auth. Health Sys. Rev. Participating VRDN Series 3654 Z, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,880	6,880
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.06% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,190	4,190
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.):
Series 1997 A, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
Series 1997 B, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series A2, 3.75%, tender 2/1/12 (c)	2,000	2,040
Marshall County Econ. Dev. Rev. (Culver Edl. Foundation Prog.) Series 2000, 0.09% 7/7/11, LOC Northern Trust Co., VRDN (c)	8,300	8,300
		59,710
Iowa - 0.5%
Iowa Fin. Auth. Rev.:
(Trinity Health Sys. Proj.) Series 2000 D, 0.05% 7/7/11, VRDN (c)	6,915	6,915
Bonds Series 2010 A, 2% 8/1/11	3,755	3,760
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.11% 7/7/11, LOC Bank of America NA, VRDN (c)	7,475	7,475
		18,150
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev.:
Bonds Series 2003 A, 5% 9/1/11	2,000	2,016
Participating VRDN Series BBT 08 51, 0.08% 7/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	6,300	6,300
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 0.09% 7/7/11 (Liquidity Facility Societe Generale) (c)(g)	3,000	3,000
		11,316
Louisiana - 1.3%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.16% 7/7/11, LOC Bank of America NA, VRDN (c)	5,045	5,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 11948, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 6,665	$ 6,665
Series WF 10 11C, 0.1% 7/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,525	5,525
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,900	2,900
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.1% 7/7/11, VRDN (c)	2,300	2,300
0.03% 7/1/11, VRDN (c)	3,780	3,780
0.03% 7/1/11, VRDN (c)	10,415	10,415
(C-Port LLC Proj.) Series 2008, 0.11% 7/7/11, LOC Bank of America NA, VRDN (c)	4,500	4,500
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.) Series 2010 B, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	7,400	7,400
		48,530
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev.:
Participating VRDN Series Solar 06 122, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	14,925	14,925
Series 2008 B, 0.13% 7/7/11, LOC KBC Bank NV, VRDN (c)	1,400	1,400
		16,325
Maryland - 1.1%
Anne Arundel County Gen. Oblig. Bonds Series 2011, 3% 4/1/12	6,290	6,413
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.19% 7/7/11, LOC Bank of America NA, VRDN (c)	5,180	5,180
Baltimore County Gen. Oblig. Series 1995, 0.28% 8/16/11 (Liquidity Facility BNP Paribas SA), CP	4,000	4,000
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.09% 7/7/11, LOC Fannie Mae, VRDN (c)	1,800	1,800
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Howard County Gen. Hosp. Proj.) Series 2008, 0.08% 7/7/11, LOC PNC Bank NA, VRDN (c)	5,100	5,100

	Principal Amount (000s)	Value (000s)
Participating VRDN Series BBT 08 46, 0.08% 7/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	$ 3,835	$ 3,835
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.1% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	7,785	7,785
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.11% 7/7/11, LOC Bank of America NA, VRDN (c)	6,850	6,850
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2002 C, 0.1% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	1,300	1,300
		42,263
Massachusetts - 4.3%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.12% 7/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	8,000	8,000
Series Clipper 07 41, 0.12% 7/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	131,350	131,351
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 11824, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	2,000	2,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	10,000	10,000
Series EGL 07 0092, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	5,000	5,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series EGL 06 0054, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	3,000	3,000
		159,351
Michigan - 1.2%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.1% 7/7/11, LOC Comerica Bank, VRDN (c)	5,485	5,485
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.2% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	900	900
Michigan Bldg. Auth. Rev. Series 6, 0.12% 8/4/11, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Minnesota, CP	1,200	1,200
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	11,700	11,746
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.18%, tender 1/26/12 (c)	$ 11,200	$ 11,200
0.18%, tender 1/26/12 (c)	5,140	5,140
(Trinity Health Sys. Proj.) Series 2008 C, 0.15% tender 7/6/11, CP mode	2,700	2,700
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.12% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,620	6,620
		44,991
Minnesota - 0.9%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.08% 7/7/11, LOC Freddie Mac, VRDN (c)	4,075	4,075
Minneapolis Gen. Oblig. Bonds Series 2011, 3% 12/1/11	4,800	4,853
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.11% 7/7/11, LOC Fannie Mae, VRDN (c)	21,550	21,550
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Allina Health Sys. Proj.) Series 2009 C, 0.06% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	2,330	2,330
		32,808
Missouri - 1.8%
Cape Girardeau County Indl. Dev. Auth. (St. Francis Med. Ctr. Proj.) Series 2009 B, 0.12% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,100	4,100
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2006 B, 0.03% 7/1/11, VRDN (c)	8,845	8,845
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series EGL 07 0001, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	8,000	8,000
Series PT 4624, 0.09% 7/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,070	11,070
Series Putters 3605, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,245	5,245
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C2, 0.06% 7/7/11, VRDN (c)	8,000	8,000

	Principal Amount (000s)	Value (000s)
Missouri Highways & Trans. Commission State Road Rev.:
Participating VRDN Series PT 4625, 0.09% 7/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	$ 10,240	$ 10,240
Series 2005 B, 0.08% 7/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (c)	11,400	11,400
		66,900
Nebraska - 2.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.09% 7/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	16,000	16,000
Nebraska Pub. Pwr. District Rev. Series A, 0.29% 8/1/11, CP	17,000	17,000
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	32,125	32,125
Omaha Pub. Pwr. District Elec. Rev.:
Series A:
0.32% 8/18/11, CP	7,300	7,300
0.33% 7/8/11, CP	3,500	3,500
0.32% 8/17/11, CP	15,000	15,000
		90,925
Nevada - 0.7%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.11% 7/7/11, LOC Union Bank of California, VRDN (c)	11,000	11,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	13,860	13,860
		24,860
New Mexico - 0.8%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.09% 7/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (c)	25,800	25,800
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	3,000	3,000
		28,800
New York - 3.5%
Long Island Pwr. Auth. Elec. Sys. Rev. 0.13% 7/18/11, LOC State Street Bank & Trust Co., Boston, CP	6,570	6,570
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.:
Participating VRDN Series Putters 2951, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 1,400	$ 1,400
Series 2004 H1, 0.03% 7/1/11, LOC Bank of New York, New York, VRDN (c)	16,765	16,765
Series 2008 J11, 0.1% 7/7/11 (Liquidity Facility KBC Bank NV), VRDN (c)	5,100	5,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 07 116, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	19,800	19,800
Series PT 3992, 0.09% 7/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	3,495	3,495
Series 2011 DD-3B, 0.03% 7/1/11 (Liquidity Facility California Teachers Retirement Sys.), VRDN (c)	1,400	1,400
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3698 Z, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,225	2,225
New York Dorm. Auth. Revs. Participating VRDN Series EGL 07 0003, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	15,560	15,560
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,185	3,185
New York Pwr. Auth.:
Series 1, 0.29% 2/14/12, CP	14,950	14,950
Series 2, 0.3% 9/8/11, CP	22,810	22,810
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2283, 0.1% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,100	7,100
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.08% 7/7/11 (Liquidity Facility Royal Bank of Scotland NV), VRDN (c)	2,400	2,400
		127,185

	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.0%
Port Auth. of New York & New Jersey Participating VRDN Series Putters 1546, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 1,405	$ 1,405
North Carolina - 1.6%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11906, 0.08% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	2,755	2,755
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.1% 7/7/11, LOC Branch Banking & Trust Co., VRDN (c)	1,465	1,465
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	1,900	1,900
Series EGL 07 0015, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	10,890	10,890
Series EGL 7053004 Class A, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	13,105	13,105
North Carolina Cap. Impt. Ltd. Participating VRDN Series BBT 08 52, 0.08% 7/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	3,530	3,530
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.):
Series 2009 B, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,000	1,000
Series 2009 C, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	6,400	6,400
Piedmont Triad Arpt. Auth. Series 2008 A, 0.06% 7/7/11, LOC Branch Banking & Trust Co., VRDN (c)	11,050	11,050
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,950	4,950
		57,045
Ohio - 2.6%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.09% 7/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,985	11,985
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.08% 7/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	5,230	5,230
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 2%, tender 7/2/12 (c)	5,100	5,185
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	$ 1,115	$ 1,115
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 0.17% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	7,200	7,200
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	2,800	2,800
Ohio Gen. Oblig. Bonds Series H, 5% 5/1/12	2,000	2,076
Ohio Higher Edl. Facility Commission Rev. Bonds (Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.25% tender 2/8/12, CP mode	13,450	13,450
Series 2008 B6:
0.25% tender 12/7/11, CP mode	9,200	9,200
0.37% tender 8/8/11, CP mode	15,000	15,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.03% 7/1/11, LOC Wells Fargo Bank NA, VRDN (c)	20,004	20,004
		95,745
Oregon - 0.9%
Clackamas County Hosp. Facility Auth.:
(Legacy Health Sys. Proj.) Series 2008 A, 0.06% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	1,000	1,000
Bonds (Providence Health Sys. Proj.):
Series 2003 D:
0.19% tender 8/8/11, CP mode	13,000	13,000
0.2% tender 10/4/11, CP mode	12,500	12,500
Series F, 0.36% tender 7/11/11, CP mode	5,000	5,000
Oregon Health and Science Univ. Spl. Rev. Series 2009 B2, 0.06% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	1,785	1,785
		33,285
Pennsylvania - 2.7%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (c)	6,670	6,670
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (c)	1,675	1,675

	Principal Amount (000s)	Value (000s)
Allegheny County Indl. Dev. Auth. Rev. (Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (c)	$ 2,200	$ 2,200
Allegheny County Port Auth. Spl. Rev. Bonds 2% 3/1/12	2,760	2,783
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.06% 7/7/11, LOC Citibank NA, VRDN (c)	9,900	9,900
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 0.1% 7/7/11, LOC PNC Bank NA, VRDN (c)	900	900
Delaware County Indl. Dev. Auth. Rev. (Resource Recovery Facility Proj.) Series 1997 G, 0.09% 7/7/11, VRDN (c)	1,235	1,235
Haverford Township School District Series 2009, 0.09% 7/7/11, LOC TD Banknorth, NA, VRDN (c)	965	965
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.03% 7/1/11, LOC JPMorgan Chase Bank, VRDN (c)	100	100
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (c)	5,510	5,510
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 0.09% 7/7/11, LOC Fannie Mae, VRDN (c)	9,170	9,170
(Kingswood Apts. Proj.) Series 2001 A, 0.09% 7/7/11, LOC Fannie Mae, VRDN (c)	10,725	10,725
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (c)	3,300	3,300
(King's College Proj.) Series 2002 J3, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (c)	1,315	1,315
Pennsylvania Pub. School Bldg. Auth. School Rev. (Harrisburg School District Proj.) Series 2009 D, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,100	1,100
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B3, 0.08% 7/7/11, LOC PNC Bank NA, VRDN (c)	5,325	5,325
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series C, 0.06% 7/7/11, LOC Bank of Nova Scotia New York Branch, VRDN (c)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.07% 7/7/11, LOC PNC Bank NA, VRDN (c)	$ 4,700	$ 4,700
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.08% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	5,800	5,800
Somerset County Gen. Oblig. Series 2009 A, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (c)	3,445	3,445
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.06% 7/7/11, LOC PNC Bank NA, VRDN (c)	7,195	7,195
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (c)	5,290	5,290
Wilkes Barre Gen. Oblig. Series 2004 B, 0.1% 7/7/11, LOC PNC Bank NA, VRDN (c)	2,845	2,845
		99,658
Rhode Island - 0.6%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.09% 7/7/11, LOC Bank of America NA, VRDN (c)	20,700	20,700
South Carolina - 1.5%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.03% 7/1/11, LOC Wells Fargo Bank NA, VRDN (c)	4,500	4,500
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.13% 7/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	5,545	5,545
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.11% 7/7/11, LOC Bank of America NA, VRDN (c)	8,269	8,269
(Converse College Proj.) Series 2009, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	2,000	2,000
(Newberry College Proj.) Series 2008, 0.1% 7/7/11, LOC Branch Banking & Trust Co., VRDN (c)	12,490	12,490
South Carolina Jobs-Econ. Dev. Auth. (The Reg'l. Med. Ctr. of Orangeburg and Calhoun Counties Proj.) Series 2009, 0.1% 7/7/11, LOC Branch Banking & Trust Co., VRDN (c)	2,565	2,565

	Principal Amount (000s)	Value (000s)
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.07% 7/7/11, LOC Citibank NA, VRDN (c)	$ 4,300	$ 4,300
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5.25% 1/1/12	1,000	1,024
Participating VRDN Series ROC II R 11426, 0.1% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	3,810	3,810
Series 2010 A:
0.18% 9/1/11 (Liquidity Facility JPMorgan Chase Bank), CP	6,100	6,100
0.26% 9/2/11 (Liquidity Facility JPMorgan Chase Bank), CP	3,090	3,090
		53,693
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. Series 2009 C, 0.05% 7/7/11 (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (c)	9,000	9,000
Tennessee - 2.3%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.):
Series 2009 E8A, 0.1% 7/7/11, LOC Branch Banking & Trust Co., VRDN (c)	1,400	1,400
Series 2009 E9A, 0.1% 7/7/11, LOC Branch Banking & Trust Co., VRDN (c)	8,335	8,335
Series E7A, 0.1% 7/7/11, LOC Branch Banking & Trust Co., VRDN (c)	5,270	5,270
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.16% 7/7/11, LOC Bank of America NA, VRDN (c)	5,430	5,430
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.09% 7/7/11, LOC Freddie Mac, VRDN (c)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.09% 7/7/11, LOC Bank of America NA, VRDN (c)	33,215	33,215
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.13% 7/7/11, LOC Bank of America NA, VRDN (c)	9,540	9,540
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.12% 7/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	5,000	5,000
		86,360
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - 14.1%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	$ 10,235	$ 10,235
Austin Elec. Util. Sys. Rev.:
Participating VRDN Series Solar 06 91, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	10,165	10,165
Series A, 0.16% 7/7/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	14,000	14,000
Beaumont Independent School District Participating VRDN Series Putters 3225, 0.12% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,115	11,115
Brownsville Util. Sys. Rev. Series A, 0.22% 12/15/11, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Dallas Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Solar 06 60, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	19,175	19,175
Series C:
0.29% 7/20/11, CP	2,500	2,500
0.33% 7/21/11, CP	8,500	8,500
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,005	15,005
Series Putters 3742, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Denton Independent School District Participating VRDN Series DB 513, 0.08% 7/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	31,200	31,200
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.12% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,185	8,185
Goose Creek Consolidated Independent School District Participating VRDN Series PZ 219, 0.12% 7/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	10,385	10,385
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2004, 0.06% 7/7/11 (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)	5,000	5,000
Harris County Gen. Oblig.:
Participating VRDN:
Series Clipper 07 46, 0.12% 7/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	40,000	40,000

	Principal Amount (000s)	Value (000s)
Series ROC II R 718 PB, 0.13% 7/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	$ 9,725	$ 9,725
Series A1, 0.32% 8/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,550	6,550
Harris County Metropolitan Trans. Auth.:
Series A1, 0.17% 8/8/11 (Liquidity Facility JPMorgan Chase Bank), CP	29,050	29,050
Series A3:
0.22% 10/25/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
0.23% 12/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
(Rice Univ. Proj.) Series 2008 A, 0.03% 7/1/11, VRDN (c)	18,700	18,700
Series A, 0.33% 8/11/11, CP	5,000	5,000
Houston Util. Sys. Rev.:
Bonds Series 2010 C, 2% 11/15/11	3,500	3,520
Participating VRDN:
Series ROC II R 11411, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	10,000	10,000
Series ROC II R 11885X, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	5,180	5,180
Series 2004 B4, 0.09% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	3,550	3,550
Series B2, 0.26% 7/7/11, LOC Wells Fargo Bank NA, CP	3,250	3,250
Judson Independent School District Participating VRDN Series DB 423, 0.09% 7/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	12,745	12,745
Katy Independent School District Bonds Series A, 5% 2/15/12 (Pre-Refunded to 2/15/12 @ 100) (f)	12,500	12,867
Medina Valley Independent School District Participating VRDN Series ROC II R 11969, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	2,345	2,345
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	7,200	7,200
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.15% 7/7/11 (Liquidity Facility Bank of America NA) (c)(g)	5,460	5,460
Series ROC II R 593 PB, 0.12% 7/7/11 (Liquidity Facility Deutsche Postbank AG) (c)(g)	16,825	16,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 B, 0.04% 7/1/11, VRDN (c)	$ 13,000	$ 13,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series BBT 08 26, 0.08% 7/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	5,335	5,335
Series Putters 3688Z, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,605	4,605
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	1,000	1,000
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	3,000	3,000
Series 2001 A:
0.15% 7/20/11, CP	6,000	6,000
0.17% 8/17/11, CP	6,400	6,400
Sherman Higher Ed. Fin. Corp. (Austin College Proj.) Series 1997, 0.11% 7/7/11, LOC Bank of America NA, VRDN (c)	12,900	12,900
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,500	4,500
Spring Independent School District Participating VRDN Series DB 603, 0.08% 7/7/11 (Liquidity Facility Deutsche Bank AG) (c)(g)	3,800	3,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 C, 0.07% 7/7/11, LOC Northern Trust Co., VRDN (c)	3,500	3,500
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.07% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	4,300	4,300
Bonds (Baylor Health Care Sys. Proj.) Series 2011 B, 0.22%, tender 1/26/12 (c)	6,200	6,200
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	6,990	6,990
Texas A&M Univ. Rev.:
Participating VRDN:
Series BC 10 39W, 0.1% 7/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	1,580	1,580

	Principal Amount (000s)	Value (000s)
Series ROC II R 11804, 0.09% 7/7/11 (Liquidity Facility Citibank NA) (c)(g)	$ 4,000	$ 4,000
0.1% 7/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(g)	4,575	4,575
Series 1993 B, 0.31% 8/8/11, CP	5,025	5,025
Texas Gen. Oblig. Participating VRDN:
Series Putters 3480, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,495	7,495
Series Solar 06 57, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	10,165	10,165
Texas Pub. Fin. Auth. Rev.:
Bonds Series 2010 A, 2% 7/1/11	10,800	10,800
Series 2003:
0.29% 8/18/11, CP	7,850	7,850
0.32% 8/4/11, CP	4,000	4,000
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series B, 5.25% 8/15/11	2,700	2,716
Series 2002 A:
0.13% 7/6/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,900	2,900
0.3% 9/8/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,750	5,750
Series 2008 B, 0.04% 7/7/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (c)	1,000	1,000
Upper Trinity Reg'l. Wtr. District Series A:
0.18% 8/3/11, LOC Bank of America NA, CP	8,000	8,000
0.18% 8/3/11, LOC Bank of America NA, CP	2,000	2,000
		519,318
Utah - 2.0%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	3,800	3,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	7,790	7,790
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1994 B4, 0.17% 8/4/11 (Liquidity Facility JPMorgan Chase Bank), CP	9,760	9,760
Series 1997 B1, 0.14% 7/20/11 (Liquidity Facility Bank of Nova Scotia), CP	6,535	6,535
Series 1997 B2, 0.25% 11/9/11 (Liquidity Facility Bank of Nova Scotia), CP	18,490	18,490
Series 1997 B3, 0.14% 7/20/11 (Liquidity Facility JPMorgan Chase Bank), CP	3,700	3,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Riverton Hosp. Rev. Participating VRDN:
Series Putters 1762, 0.06% 7/1/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	$ 14,000	$ 14,000
Series WF 11 35C, 0.1% 7/7/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)	5,530	5,530
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	4,800	4,800
		74,405
Virginia - 1.6%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 D, 0.03% 7/1/11, LOC Wells Fargo Bank NA, VRDN (c)	8,140	8,140
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.07% 7/7/11, VRDN (c)	4,500	4,500
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 E, 0.05% 7/7/11, VRDN (c)	4,500	4,500
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.12% 7/7/11, LOC Bank of America NA, VRDN (c)	8,050	8,050
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.32% 8/18/11, CP	15,000	15,000
Univ. of Virginia Gen. Rev.:
Participating VRDN Series BBT 08 30, 0.08% 7/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	7,515	7,515
Series 2003 A, 0.19% 12/7/11, CP	7,000	7,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds 4% 2/1/12	2,000	2,042
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 A, 0.03% 7/1/11, LOC Branch Banking & Trust Co., VRDN (c)	1,000	1,000
		57,747
Washington - 5.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series BBT 08 34, 0.08% 7/7/11 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	3,045	3,045
Series Putters 2866, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,280	7,280

	Principal Amount (000s)	Value (000s)
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2006 A, 5% 7/1/11	$ 5,000	$ 5,000
Series 2008 D, 5% 7/1/12	3,850	4,032
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.1% 7/7/11 (Liquidity Facility Barclays Bank PLC) (c)(g)	2,500	2,500
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	3,350	3,350
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. Bonds (BP West Coast Products LLC Proj.) 0.16% tender 7/19/11 (BP PLC Guaranteed), CP mode	1,500	1,500
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.09% 7/7/11 (Liquidity Facility Societe Generale) (c)(g)	5,000	5,000
Univ. of Washington Univ. Revs. Participating VRDN:
Series Solar 07 75, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	38,245	38,245
Series Solar 07 94, 0.08% 7/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	18,304	18,304
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	7,395	7,395
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.14% 7/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	37,230	37,230
Series GS 06 7T, 0.08% 7/7/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)	24,615	24,615
Series Putters 3054, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,035	3,035
Series Putters 3539, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,330	4,330
Washington Health Care Facilities Auth. (Swedish Health Svcs. Proj.) Series 2011 B, 0.07% 7/7/11, LOC Citibank NA, VRDN (c)	5,000	5,000
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.11% 7/7/11, LOC Bank of America NA, VRDN (c)	17,235	17,235
(MultiCare Health Sys. Proj.) Series 2009 B, 0.07% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	3,250	3,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Southwest Washington Med. Ctr.) Series 2008 A, 0.08% 7/7/11, LOC Union Bank of California, VRDN (c)	$ 5,600	$ 5,600
Participating VRDN Series Putters 3403V, 0.09% 7/7/11 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,995	7,995
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.08% 7/7/11, LOC Wells Fargo Bank NA, VRDN (c)	10,165	10,165
		214,106
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.08% 7/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	3,300	3,300
Wisconsin - 3.0%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.1% 7/7/11, LOC JPMorgan Chase Bank, VRDN (c)	18,300	18,300
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.1% 7/7/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	2,000	2,000
Wisconsin Gen. Oblig.:
Bonds Series C, 5% 5/1/12	2,820	2,927
Participating VRDN Series BC 11 12B, 0.1% 7/7/11 (Liquidity Facility Barclays Bank PLC) (a)(c)(g)	4,600	4,600
Series 2006 A, 0.31% 8/15/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,000	4,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.04% 7/1/11, LOC U.S. Bank NA, Minnesota, VRDN (c)	16,085	16,085
Bonds:
(Alexian Brothers Health Sys. Proj.) 0.35% tender 7/8/11, LOC JPMorgan Chase Bank, CP mode	5,700	5,700
(Ministry Health Care Proj.) Series A, 0.17% tender 8/3/11, LOC U.S. Bank NA, Minnesota, CP mode	11,500	11,500

	Principal Amount (000s)	Value (000s)
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 A, 0.11% 7/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	$ 5,145	$ 5,145
Wisconsin Trans. Rev.:
Series 1997 A, 0.31% 10/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	18,000	18,000
Series 2006 A:
0.29% 8/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,474	16,474
0.31% 8/17/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,500	1,500
0.34% 9/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	3,371	3,371
		109,602
	Shares
Other - 3.1%
Fidelity Tax-Free Cash Central Fund, 0.07% (d)(e)	113,226,000	113,226
TOTAL INVESTMENT PORTFOLIO - 92.5% (Cost $3,407,885)		3,407,885
NET OTHER ASSETS (LIABILITIES) - 7.5%		276,207
NET ASSETS - 100%	$ 3,684,092
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,125,000 or 0.4% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,200,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.38%, tender 8/18/11 (Liquidity Facility Wells Fargo & Co.)	5/26/10	$ 7,200
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 87
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2011, the cost of investment securities for income tax purposes was $3,407,885,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Portfolio

June 30, 2011

1.803306.107

TRES-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 26.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 3.0%
9/1/11 to 12/15/11	0.17 to 0.30%	$ 425,000	$ 424,712
U.S. Treasury Notes - 23.8%
7/31/11 to 3/31/12	0.13 to 0.32	3,328,000	3,341,074
TOTAL U.S. TREASURY OBLIGATIONS			3,765,786
Repurchase Agreements - 73.1%
	Maturity Amount (000s)
In a joint trading account at 0.01% dated 6/30/11 due 7/1/11:
(Collateralized by U.S. Treasury Obligations) #	$ 8,064,231	8,064,229
(Collateralized by U.S. Treasury Obligations) #	564,090	564,090
With:
Barclays Capital, Inc. at 0.06%, dated 6/22/11 due 7/6/11 (Collateralized by U.S. Treasury Obligations valued at $413,989,628, 0% - 9.88%, 7/21/11 - 2/15/41)	404,009	404,000

	Maturity Amount (000s)	Value (000s)
BNP Paribas Securities Corp. at 0.1%, dated 5/3/11 due 7/7/11 (Collateralized by U.S. Treasury Obligations valued at $414,012,963, 4.38% - 9%, 11/5/18 - 2/15/41)	$ 405,137	$ 405,000
Morgan Stanley & Co., Inc. at:
0.11%, dated 4/7/11 due 7/6/11 (Collateralized by U.S. Treasury Obligations valued at $407,110,904, 0% - 10.63%, 7/28/11 - 2/15/41)	399,110	399,000
0.12%, dated 6/16/11 due 7/7/11 (Collateralized by U.S. Treasury Obligations valued at $415,393,619, 0% - 10.63%, 7/28/11 - 11/15/40)	407,123	407,000
TOTAL REPURCHASE AGREEMENTS		10,243,319
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $14,009,105)	14,009,105
NET OTHER ASSETS (LIABILITIES) - 0.1%	8,305
NET ASSETS - 100%	$ 14,017,410
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$8,064,229,000 due 7/01/11 at 0.01%
Citigroup Global Markets, Inc.	$ 811,541
Commerz Markets LLC	405,770
Credit Agricole Securities (USA), Inc.	2,910,944
Credit Suisse Securities (USA) LLC	1,623,082
RBS Securities, Inc.	1,623,082
Societe Generale	689,810
$ 8,064,229
$564,090,000 due 7/01/11 at 0.01%
BNP Paribas Securities Corp.	$ 296,198
Barclays Capital, Inc.	157,552
Merrill Lynch, Pierce, Fenner & Smith, Inc.	110,340
$ 564,090
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2011, the cost of investment securities for income tax purposes was $14,009,105,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Institutional Money Market Funds:

Prime Money Market Portfolio

June 30, 2011

1.803301.107

DOM-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Florida Timber Finance III LLC Taxable VRDN, LOC Wells Fargo Bank NA
7/7/11	0.19% (d)	$ 25,155	$ 25,155
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
7/7/11	0.19 (d)	37,000	37,000
TOTAL CORPORATE BONDS			62,155
Certificates of Deposit - 33.7%

London Branch, Eurodollar, Foreign Banks - 8.1%
Credit Agricole SA
8/8/11 to 10/5/11	0.35 to 0.36	1,731,000	1,731,000
Credit Industriel et Commercial
7/1/11	0.45	500,000	500,000
HSBC Bank PLC
8/29/11 to 5/10/12	0.38 to 0.55	1,208,000	1,208,000
ING Bank NV
7/1/11 to 8/10/11	0.27 to 0.31	1,899,000	1,899,000
			5,338,000
New York Branch, Yankee Dollar, Foreign Banks - 25.6%
Bank of Montreal
11/22/11 to 7/5/12	0.29 to 0.35 (d)	511,000	511,000
Bank of Nova Scotia
6/15/12 to 7/10/12	0.30 to 0.33 (d)	319,000	319,000
Bank of Tokyo-Mitsubishi
7/7/11 to 8/15/11	0.40 to 0.50	1,500,000	1,500,000
BNP Paribas
12/12/11	0.37 (d)	750,000	750,000
BNP Paribas New York Branch
11/2/11 to 11/7/11	0.44 to 0.45	1,225,000	1,225,000
BNP Paribas SA
9/27/11 to 11/28/11	0.45 to 0.56 (d)	1,575,000	1,575,036
Canadian Imperial Bank of Commerce New York Branch
9/13/11 to 7/16/12	0.28 to 0.50 (d)	2,134,000	2,134,234
Credit Suisse
7/25/11 to 10/25/11	0.24 to 0.25 (d)	1,133,000	1,133,000
Deutsche Bank
10/4/11	0.28 (d)	700,000	700,000
DnB NOR Bank ASA
8/4/11	0.24 (d)	223,000	223,000
Mizuho Corporate Bank Ltd.
7/6/11 to 7/7/11	0.18	447,000	447,000
Natexis Banques Populaires New York Branch
9/23/11	0.35	364,000	364,000
National Bank Canada
11/4/11 to 7/6/12	0.30 to 0.37 (d)	833,000	833,000
Natixis SA
7/1/11	0.34 (d)	168,000	168,000

	Yield (a)	Principal Amount (000s)	Value (000s)
Rabobank Nederland New York Branch
9/12/11 to 6/8/12	0.24 to 0.50% (d)	$ 2,653,000	$ 2,653,000
Royal Bank of Canada
6/29/12	0.64 (d)	190,000	190,000
Royal Bank of Scotland NV
7/29/11 to 8/8/11	0.31 to 0.32	1,054,000	1,054,000
Societe Generale
8/1/11	0.29	628,000	628,000
Svenska Handelsbanken
11/3/11	0.30	393,000	393,007
Toronto-Dominion Bank New York Branch
1/12/12	0.27 (d)	195,000	195,000
			16,995,277
TOTAL CERTIFICATES OF DEPOSIT			22,333,277
Commercial Paper - 13.3%

ASB Finance Ltd.
2/3/12	0.34 (d)	150,000	149,995
Bank of Nova Scotia
8/5/11	0.20	100,000	99,981
Barclays Bank PLC/Barclays US CCP Funding LLC
8/15/11	0.32	125,000	124,950
BP Capital Markets PLC
7/15/11	0.30	233,000	232,973
Caisse d'Amort de la Dette Societe
10/11/11 to 5/25/12	0.24 to 0.31 (b)(d)	1,621,000	1,619,571
Commonwealth Bank of Australia
8/26/11 to 11/21/11	0.29 to 0.32 (d)	500,000	499,998
Danske Corp.
9/19/11	0.30	285,000	284,810
DnB NOR Bank ASA
7/25/11 to 8/22/11	0.24 (d)	421,000	421,000
Intesa Funding LLC
7/5/11 to 7/14/11	0.30	706,000	705,958
Natexis Banques Populaires U.S. Finance Co. LLC
7/1/11 to 9/19/11	0.35 to 0.45	1,380,000	1,379,471
Natixis US Finance Co. LLC
7/1/11	0.34 (d)	364,000	364,000
Northern Pines Funding LLC
7/7/11	0.34 (d)	123,000	123,000
Royal Bank of Canada
11/23/11	0.30	463,000	462,441
Skandinaviska Enskilda Banken AB
7/1/11 to 10/6/11	0.30 to 0.35	710,000	709,694
Societe Generale North America, Inc.
8/1/11 to 9/1/11	0.28 to 0.29	186,000	185,924
Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Sumitomo Mitsui Banking Corp.
7/7/11	0.18%	$ 110,000	$ 109,997
Svenska Handelsbanken, Inc.
11/3/11	0.30	70,000	69,927
Total Capital Canada Ltd.
8/19/11 to 12/15/11	0.40 to 0.42	310,500	310,135
Westpac Banking Corp.
9/12/11 to 10/7/11	0.28 to 0.45 (d)	942,000	941,789
TOTAL COMMERCIAL PAPER			8,795,614
U.S. Government and Government Agency Obligations - 0.3%

Other Government Related - 0.3%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

7/7/11 to 8/10/11	0.18 to 0.23 (c)	214,260	214,242
U.S. Treasury Obligations - 12.2%

U.S. Treasury Bills - 5.3%
7/14/11 to 2/9/12	0.11 to 0.31	3,498,000	3,495,783
U.S. Treasury Notes - 6.9%
7/31/11 to 3/31/12	0.13 to 0.33	4,594,500	4,618,356
TOTAL U.S. TREASURY OBLIGATIONS			8,114,139
Medium-Term Notes - 5.1%

Commonwealth Bank of Australia
2/10/12	0.35 (b)(d)	236,000	236,000
Metropolitan Life Global Funding I
7/1/11	2.30 (b)(d)	63,500	63,500
Metropolitan Life Insurance Co.
9/28/11	0.60 (d)(h)	30,000	30,000
Royal Bank of Canada
6/29/12 to 7/13/12	0.30 to 0.65 (b)(d)	841,000	841,000
7/5/12	0.27 (d)	714,000	713,739
Westpac Banking Corp.
3/23/12 to 6/14/12	0.25 to 0.32 (b)(d)	1,484,000	1,484,000
TOTAL MEDIUM-TERM NOTES			3,368,239
Time Deposits - 0.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
Bank Tokyo-Mitsubishi UFJ Ltd.
7/1/11	0.10%	$ 270,000	$ 270,000
Municipal Securities - 1.8%

Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.07 (d)	27,100	27,100
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series EGL 06 83 Class A, (Liquidity Facility Citibank NA)
7/7/11	0.09 (d)(f)	35,600	35,600
California Gen. Oblig. Series 2003 C2, LOC Bank of Nova Scotia New York Branch, VRDN
7/7/11	0.05 (d)	16,850	16,850
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 B1, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
7/7/11	0.08 (d)(e)	12,475	12,475
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2001 G, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
7/7/11	0.07 (d)(e)	26,365	26,365
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series III 2001 E, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
7/7/11	0.07 (d)(e)	19,500	19,500
California Hsg. Fin. Agcy. Rev. Series 2000 A, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
7/7/11	0.06 (d)(e)	31,780	31,780
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
7/7/11	0.08 (d)	20,495	20,495
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Canyon Creek Apts. Proj.) Series 1995 C, LOC Fannie Mae, VRDN
7/7/11	0.08 (d)(e)	38,800	38,800
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, LOC Freddie Mac, VRDN
7/7/11	0.08 (d)(e)	9,000	9,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Vineyard Creek Apts. Proj.) Series 2003 W, LOC Fannie Mae, VRDN
7/7/11	0.08 (d)(e)	19,500	19,500
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, LOC Fed. Home Ln. Bank Pittsburgh, VRDN
7/7/11	0.07 (d)	64,525	64,525
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Chula Vista Multi-Family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, LOC Fannie Mae, VRDN
7/7/11	0.08% (d)(e)	$ 18,970	$ 18,970
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, LOC Union Bank of California, VRDN
7/7/11	0.11 (d)	20,000	20,000
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, LOC Bank of America NA, VRDN
7/7/11	0.10 (d)	10,000	10,000
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series 2003 F, LOC Fannie Mae, VRDN
7/7/11	0.10 (d)(e)	12,800	12,800
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 1997 A, LOC PNC Bank NA, VRDN
7/7/11	0.09 (d)	10,600	10,600
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 B, LOC Harris NA, VRDN
7/7/11	0.08 (d)	18,000	18,000
Illinois Edl. Facilities Auth. Revs. (Field Museum of Natural History Proj.) Series 2000, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.08 (d)	11,200	11,200
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.08 (d)	10,100	10,100
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.11 (d)(e)	25,000	25,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 D, LOC Bank of America NA, VRDN
7/7/11	0.08 (d)	11,500	11,500
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, (Liquidity Facility U.S. Bank NA, Minnesota)
7/7/11	0.08 (d)(f)	20,635	20,635
Nassau Health Care Corp. Rev. Series 2009 D1, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.08 (d)	22,660	22,660
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Morris Avenue Apts. Proj.) Series A, LOC Fannie Mae, VRDN
7/7/11	0.09 (d)(e)	39,400	39,400
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (One Columbus Place Dev. Proj.) Series A, LOC Fannie Mae, VRDN
7/7/11	0.09 (d)(e)	17,500	17,500
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, LOC Fannie Mae, VRDN
7/7/11	0.07 (d)	33,000	33,000
New York Dorm. Auth. Revs. (Univ. of Rochester Proj.) Series 2003 C, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.08 (d)	9,400	9,400

	Yield (a)	Principal Amount (000s)	Value (000s)
New York Hsg. Fin. Agcy. Rev. (150 East 44th Street Hsg. Proj.) Series 2000 A, LOC Fannie Mae, VRDN
7/7/11	0.07% (d)(e)	$ 20,800	$ 20,800
New York Hsg. Fin. Agcy. Rev. (360 West 43rd Street Hsg. Proj.) Series A, LOC Fannie Mae, VRDN
7/7/11	0.07 (d)(e)	18,800	18,800
New York Hsg. Fin. Agcy. Rev. (600 West 42nd Street Hsg. Proj.) Series 2007 A, LOC Bank of New York, New York, VRDN
7/7/11	0.07 (d)(e)	41,800	41,800
New York Hsg. Fin. Agcy. Rev. (Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, LOC Fannie Mae, VRDN
7/7/11	0.09 (d)(e)	21,800	21,800
New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
7/7/11	0.07 (d)(e)	31,800	31,800
New York Hsg. Fin. Agcy. Rev. (Union Square South Proj.) Series 1996 A, LOC Fannie Mae, VRDN
7/7/11	0.09 (d)(e)	26,300	26,300
North Texas Tollway Auth. Rev. Series 2009 D, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.07 (d)	28,000	28,000
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, (Liquidity Facility U.S. Bank NA, Minnesota)
7/7/11	0.08 (d)(f)	14,365	14,365
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN
7/7/11	0.09 (d)(e)	38,900	38,900
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2008 102C, (Liquidity Facility Bank of America NA), VRDN
7/7/11	0.09 (d)(e)	39,000	39,000
Philadelphia Arpt. Rev. Series 2005 C, LOC TD Banknorth, NA, VRDN
7/7/11	0.08 (d)(e)	29,775	29,775
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, LOC Wells Fargo Bank NA, VRDN
7/7/11	0.07 (d)	10,125	10,125
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A2, LOC Northern Trust Co., VRDN
7/7/11	0.08 (d)	10,000	10,000
Port of Portland Arpt. Rev. Series Eighteen A, LOC Lloyds TSB Bank PLC, VRDN
7/7/11	0.08 (d)(e)	27,340	27,340
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.08 (d)	38,105	38,105
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series BA 07 1025, (Liquidity Facility Bank of America NA)
7/7/11	0.15% (d)(f)	$ 10,000	$ 10,000
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, LOC KBC Bank NV, VRDN
7/7/11	0.07 (d)	13,255	13,255
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, LOC Union Bank of California, VRDN
7/7/11	0.07 (d)	12,900	12,900
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, LOC Bank of Scotland PLC, VRDN
7/7/11	0.08 (d)	18,000	18,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, (Liquidity Facility Royal Bank of Scotland NV), VRDN
7/7/11	0.08 (d)	70,925	70,925
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, (Liquidity Facility Bank of America NA), VRDN
7/7/11	0.08 (d)	10,000	10,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.11 (d)(e)	20,000	20,000
TOTAL MUNICIPAL SECURITIES			1,164,745
Repurchase Agreements - 33.1%
	Maturity Amount (000s)
In a joint trading account at 0.05% dated 6/30/11 due 7/1/11:
(Collateralized by U.S. Government Obligations) #	$ 12,407,127	12,407,110
(Collateralized by U.S. Government Obligations) #	414,946	414,945
With:
Barclays Capital, Inc. at:
0.14%, dated 6/30/11 due 7/1/11 (Collateralized by Corporate obligations valued at $3,150,013, 1.75%, 9/14/12 - 11/2/12)	3,000	3,000
0.22%, dated 6/30/11 due 7/1/11 (Collateralized by Equity Securities valued at $864,005,291)	800,005	800,000
0.32%, dated:
6/24/11 due 7/1/11 (Collateralized by Equity Securities valued at $197,652,312)	183,011	183,000
6/28/11 due 7/5/11 (Collateralized by Equity Securities valued at $157,684,220)	146,009	146,000

	Maturity Amount (000s)	Value (000s)
0.4%, dated 6/8/11 due 7/7/11 (Collateralized by Mortgage Loan Obligations valued at $159,772,722, 0.34% - 5.39%, 6/20/14 - 6/25/47)	$ 148,049	$ 148,000
1%, dated:
8/24/10 due 8/24/11 (Collateralized by Mortgage Loan Obligations valued at $240,693,446, 0.34% - 9.5%, 8/25/21 - 4/25/47)	223,241	221,000
9/9/10 due 9/8/11 (Collateralized by Mortgage Loan Obligations valued at $240,602,863, 0.27% - 9.5%, 1/2/16 - 6/25/47)	223,235	221,000
10/13/10 due 10/3/11 (Collateralized by Corporate obligations valued at $155,139,443, 0.75% - 7.25%, 6/30/13 - 5/15/41)	144,442	143,000
BNP Paribas Securities Corp. at:
0.14%, dated:
6/20/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $395,632,128, 2.15% - 7.5%, 4/1/12 - 9/1/49)	386,045	386,000
6/22/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $132,874,651, 0.45% - 5.5%, 7/20/21 - 2/25/49)	129,015	129,000
0.21%, dated 2/11/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $205,137,392, 0.7% - 5%, 1/15/26 - 6/15/41)	199,208	199,000
Citigroup Global Markets, Inc. at 0.42%, dated 6/30/11 due 7/1/11 (Collateralized by Mortgage loan Obligations valued at $78,840,920, 0.4% - 6.25%, 11/15/18 - 3/1/47)	73,001	73,000
Credit Suisse Securities (USA) LLC at 0.15%, dated 6/30/11 due 7/1/11 (Collateralized by Equity Securities valued at $2,463,559,265)	2,281,010	2,281,000
Deutsche Bank Securities, Inc. at:
0.37%, dated 5/18/11 due 7/7/11 (Collateralized by Corporate obligations valued at $65,909,792, 0% - 10%, 1/15/19 - 12/13/51)	61,045	61,000
0.42%, dated 6/30/11 due 7/1/11 (Collateralized by Equity Securities valued at $323,204,406)	300,004	300,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Goldman Sachs & Co. at 0.23%, dated 6/29/11 due 7/6/11 (Collateralized by U.S. Government Obligations valued at $169,952,172, 3.5%, 7/20/37)	$ 165,007	$ 165,000
ING Financial Markets LLC at:
0.12%, dated 5/31/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $56,123,584, 1.43% - 6.01%, 11/1/21 - 12/1/40)	55,007	55,000
0.15%, dated:
5/18/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $110,309,704, 2.1% - 6.15%, 1/1/23 - 2/1/41)	108,041	108,000
5/24/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $111,199,135, 0.86% - 3.62%, 4/1/40 - 2/1/41)	109,042	109,000
0.2%, dated 4/4/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $115,316,928, 0.86% - 6.13%, 4/1/18 - 3/1/41)	113,132	113,000
0.22%, dated:
2/7/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $411,329,285, 0.59% - 6.25%, 1/15/17 - 10/15/46)	399,444	399,000
2/11/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $102,090,990, 0.86% - 6.36%, 12/1/19 - 9/1/47)	100,110	100,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.25%, dated 6/30/11 due 7/1/11 (Collateralized by Corporate Obligations valued at $319,202,217, 0% - 9.31%, 10/22/13 - 4/26/50)	304,002	304,000
0.52%, dated 6/30/11 due 7/1/11 (Collateralized by Mortgage Loan Obligations valued at $937,453,541, 0% - 9.8%, 7/25/11 - 2/15/51)	868,013	868,000
0.67%, dated 10/28/10 due 8/4/11 (Collateralized by Corporate Obligations valued at $505,449,407, 0% - 9.79%, 8/25/11 - 8/15/56) (d)(g)	471,170	468,000

	Maturity Amount (000s)	Value (000s)
Morgan Stanley & Co., Inc. at:
0.13%, dated 6/1/11 due 7/6/11 (Collateralized by U.S. Government Obligations valued at $221,364,003, 3.5% - 7%, 2/1/26 - 11/1/40)	$ 217,027	$ 217,000
0.15%, dated 6/17/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $151,988,866, 4.5% - 5.5%, 4/1/34 - 5/1/41)	149,056	149,000
RBS Securities, Inc. at:
0.55%, dated 6/20/11 due 7/7/11 (Collateralized by Corporate obligations valued at $278,682,994, 0.24% - 8.5%, 3/10/14 - 3/17/51)	258,118	258,000
0.69%, dated 8/5/10 due 8/4/11 (Collateralized by Corporate obligations valued at $237,601,537, 0.28% - 9.5%, 4/15/15 - 2/12/51) (d)(g)	221,539	220,000
Royal Bank of Scotland PLC at 0.55%, dated 6/20/11 due 7/7/11 (Collateralized by Mortgage loan Obligations valued at $253,023,986, 0.12% - 7.39%, 11/25/14 - 6/25/47)	235,108	235,000
Wells Fargo Securities, LLC at 0.2%, dated 4/20/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $108,163,248, 4% - 4.5%, 5/1/26 - 6/1/41)	106,108	106,000
TOTAL REPURCHASE AGREEMENTS		21,990,055
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $66,312,466)	66,312,466
NET OTHER ASSETS (LIABILITIES) - 0.0%	22,957
NET ASSETS - 100%	$ 66,335,423
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,244,071,000 or 6.4% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $214,242,000, or 0.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,000,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.6%, 9/28/11	3/26/02	$ 30,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$12,407,110,000 due 7/01/11 at 0.05%
BNP Paribas Securities Corp.	$ 400,906
Bank of America NA	3,644,599
Barclays Capital, Inc.	1,344,073
Citibank NA	60,743
Citigroup Global Markets, Inc.	485,946
Credit Agricole Securities (USA), Inc.	242,973
Deutsche Bank Securities, Inc.	911,150
HSBC Securities (USA), Inc.	1,627,921
ING Financial Markets LLC	230,825
J.P. Morgan Securities, Inc.	850,406
Merrill Lynch, Pierce, Fenner & Smith, Inc.	578,742
RBC Capital Markets Corp.	485,946
RBS Securities, Inc.	242,973
Societe Generale	121,487
UBS Securities LLC	534,541
Wells Fargo Securities LLC	643,879
$ 12,407,110
$414,945,000 due 7/01/11 at 0.05%
Barclays Capital, Inc.	$ 148,195
Merrill Lynch, Pierce, Fenner & Smith, Inc.	69,157
UBS Securities LLC	197,593
$ 414,945
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2011, the cost of investment securities for income tax purposes was $66,312,466,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Government Portfolio

June 30, 2011

1.803298.107

GVP-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 43.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 5.9%
10/19/11 to 9/17/12	0.13 to 0.22% (b)	$ 1,897,230	$ 1,901,648
Federal Farm Credit Bank - 0.2%
11/29/12	0.14 (b)	73,000	72,974
Federal Home Loan Bank - 31.4%
7/6/11 to 11/15/12	0.13 to 0.39 (b)	10,185,555	10,186,833
Freddie Mac - 6.3%
7/18/11 to 11/2/12	0.13 to 0.35 (b)	2,040,143	2,042,109
TOTAL FEDERAL AGENCIES			14,203,564
U.S. Treasury Obligations - 7.1%

U.S. Treasury Bills - 3.1%
9/22/11 to 9/29/11	0.15 to 0.18	1,010,000	1,009,621
U.S. Treasury Notes - 4.0%
8/31/11 to 3/31/12	0.14 to 0.33	1,282,000	1,290,807
TOTAL U.S. TREASURY OBLIGATIONS			2,300,428
Repurchase Agreements - 49.0%
	Maturity Amount (000s)
In a joint trading account at 0.05% dated 6/30/11 due 7/1/11:
(Collateralized by U.S. Government Obligations) #	$ 13,456,543	13,456,524
(Collateralized by U.S. Government Obligations) #	333,164	333,164
With:
BNP Paribas Securities Corp. at:
0.14%, dated:
6/20/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $164,807,050, 1.19% - 5%, 12/25/20 - 4/15/41)	160,019	160,000
6/22/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $52,531,839, 4%, 1/25/21 - 5/15/41)	51,006	51,000
0.21%, dated 2/11/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $89,683,182, 0.89% - 6%, 8/15/27 - 2/15/41)	87,091	87,000

	Maturity Amount (000s)	Value (000s)
ING Financial Markets LLC at:
0.12%, dated:
5/16/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $208,228,630, 0.44% - 6%, 5/25/21 - 2/25/47)	$ 202,040	$ 202,000
5/31/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $21,423,754, 0.64% - 5.7%, 1/1/35 - 2/25/47)	21,003	21,000
0.15%, dated:
4/14/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $145,968,782, 2.24% - 6.13%, 3/1/27 - 10/1/40)	143,054	143,000
5/18/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $44,891,989, 0.86% - 5.72%, 2/1/31 - 6/1/41)	44,017	44,000
5/24/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $43,868,806, 0.86% - 5.69%, 7/1/24 - 1/1/41)	43,016	43,000
0.16%, dated 4/26/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $414,338,157, 0.43% - 5.5%, 9/25/11 - 5/25/41)	402,161	402,000
0.2%, dated 4/4/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $54,087,886, 0.86% - 6.01%, 11/1/18 - 6/1/41)	53,062	53,000
0.22%, dated:
2/7/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $181,641,251, 0.54% - 6.35%, 7/1/19 - 5/1/41)	177,197	177,000
2/11/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $43,926,230, 2.53% - 5.6%, 9/1/25 - 5/1/38)	43,047	43,000
Morgan Stanley & Co., Inc. at:
0.13%, dated 6/1/11 due 7/6/11 (Collateralized by U.S. Government Obligations valued at $89,788,116, 2.29% - 7%, 11/1/27 - 1/1/41)	88,011	88,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
0.15%, dated:
Morgan Stanley & Co., Inc. at:
4/14/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $93,870,499, 2.62% - 7%, 11/1/27 - 4/1/41)	$ 92,035	$ 92,000
6/17/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $64,286,697, 2.35% - 6%, 5/1/19 - 4/1/40)	63,024	63,000
0.16%, dated 4/21/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $410,169,391, 2.02% - 6.27%, 10/1/33 - 9/1/46)	402,159	402,000
Wells Fargo Securities, LLC at 0.2%, dated 4/20/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $47,963,264, 4% - 5%, 4/1/24 - 6/1/41)	47,048	47,000
TOTAL REPURCHASE AGREEMENTS		15,907,688
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $32,411,680)		32,411,680
NET OTHER ASSETS (LIABILITIES) - 0.1%		21,593
NET ASSETS - 100%		$ 32,433,273
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$13,456,524,000 due 7/01/11 at 0.05%
BNP Paribas Securities Corp.	$ 434,815
Bank of America NA	3,952,866
Barclays Capital, Inc.	1,457,757
Citibank NA	65,881
Citigroup Global Markets, Inc.	527,049
Credit Agricole Securities (USA), Inc.	263,524
Deutsche Bank Securities, Inc.	988,216
HSBC Securities (USA), Inc.	1,765,613
ING Financial Markets LLC	250,348
J.P. Morgan Securities, Inc.	922,335
Merrill Lynch, Pierce, Fenner & Smith, Inc.	627,693
RBC Capital Markets Corp.	527,049
RBS Securities, Inc.	263,524
Societe Generale	131,762
UBS Securities LLC	579,753
Wells Fargo Securities LLC	698,339
$ 13,456,524
$333,164,000 due 7/01/11 at 0.05%
Barclays Capital, Inc.	$ 118,987
Merrill Lynch, Pierce, Fenner & Smith, Inc.	55,527
UBS Securities LLC	158,650
$ 333,164
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2011, the cost of investment securities for income tax purposes was $32,411,680,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Only Portfolio

June 30, 2011

1.803305.107

TO-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 97.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 67.2%
7/7/11 to 9/15/11	0.00% to 0.19%	$ 5,244,054	$ 5,243,852
U.S. Treasury Notes - 30.1%
7/31/11 to 3/31/12	0.02 to 0.33	2,336,164	2,345,294
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $7,589,146)	7,589,146
NET OTHER ASSETS (LIABILITIES) - 2.7%	209,068
NET ASSETS - 100%	$ 7,798,214
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2011, the cost of investment securities for income tax purposes was $7,589,146,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio -
Money Market Portfolio
Class F

June 30, 2011

1.803300.107
MMP-QTLY-0811

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
		Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
	7/7/11	0.19% (c)	$ 67,000	$ 67,000
Certificates of Deposit - 44.0%

London Branch, Eurodollar, Foreign Banks - 14.6%
Credit Agricole SA
	8/8/11 to 10/5/11	0.35 to 0.36	1,912,000	1,912,000
Credit Industriel et Commercial
	7/1/11 to 9/2/11	0.31 to 0.45	1,895,000	1,895,000
HSBC Bank PLC
	8/29/11 to 5/3/12	0.38 to 0.55	834,000	834,000
ING Bank NV
	7/1/11 to 8/10/11	0.27 to 0.31	2,257,000	2,257,000
National Australia Bank Ltd.
	7/6/11 to 12/1/11	0.20 to 0.40	2,429,000	2,429,000
				9,327,000
New York Branch, Yankee Dollar, Foreign Banks - 29.4%
Bank of Montreal
	10/24/11 to 7/5/12	0.28 to 0.35 (c)	717,500	717,500
Bank of Nova Scotia
	9/7/11 to 7/10/12	0.18 to 0.33 (c)	713,000	713,000
Bank of Tokyo-Mitsubishi
	7/7/11 to 8/15/11	0.40 to 0.50	2,826,000	2,826,000
BNP Paribas
	11/18/11 to 12/12/11	0.37 to 0.39 (c)	1,094,000	1,094,000
BNP Paribas New York Branch
	11/2/11 to 11/7/11	0.44 to 0.45	1,111,000	1,111,000
BNP Paribas SA
	9/26/11 to 11/28/11	0.45 to 0.56 (c)	939,000	939,034
Canadian Imperial Bank of Commerce New York Branch
	9/13/11 to 7/16/12	0.28 to 0.50 (c)	1,779,000	1,779,000
Credit Suisse
	7/25/11 to 9/2/11	0.25 (c)	635,000	635,000
Deutsche Bank
	10/4/11	0.28 (c)	1,000,000	1,000,000
DnB NOR Bank ASA
	8/4/11	0.24 (c)	217,000	217,000
Mizuho Corporate Bank Ltd.
	7/6/11 to 7/7/11	0.18	429,000	429,000
Natexis Banques Populaires New York Branch
	8/1/11 to 9/23/11	0.34 to 0.35	1,433,000	1,433,000
National Bank Canada
	11/4/11 to 7/6/12	0.30 to 0.37 (c)	780,000	780,000
Rabobank Nederland New York Branch
	9/12/11 to 6/8/12	0.24 to 0.50 (c)	2,339,000	2,339,000
Royal Bank of Canada
	6/29/12	0.64 (c)	383,000	383,000

		Yield (a)	Principal Amount (000s)	Value (000s)
Royal Bank of Scotland NV
	7/29/11 to 8/8/11	0.31 to 0.32%	$ 1,106,000	$ 1,106,000
Societe Generale
	8/1/11	0.29	638,000	638,000
Svenska Handelsbanken
	11/3/11	0.30	425,000	425,007
Toronto-Dominion Bank New York Branch
	1/12/12	0.27 (c)	171,000	171,000
				18,735,541
TOTAL CERTIFICATES OF DEPOSIT				28,062,541
Commercial Paper - 12.4%

ASB Finance Ltd.
	2/1/12	0.34 (c)	150,000	149,996
Barclays Bank PLC/Barclays US CCP Funding LLC
	8/15/11 to 8/18/11	0.32	290,000	289,879
Caisse d'Amort de la Dette Societe
	10/11/11 to 5/25/12	0.24 to 0.31 (b)(c)	1,433,000	1,431,743
Commonwealth Bank of Australia
	8/26/11 to 11/21/11	0.29 to 0.32 (c)	482,000	481,998
Danske Corp.
	8/16/11 to 9/19/11	0.25 to 0.30	581,000	580,728
DnB NOR Bank ASA
	7/21/11 to 8/22/11	0.24 (c)	548,000	548,000
Intesa Funding LLC
	7/5/11 to 7/14/11	0.30	859,000	858,951
Natexis Banques Populaires U.S. Finance Co. LLC
	7/1/11	0.45	400,000	400,000
Natixis US Finance Co. LLC
	7/1/11	0.34 (c)	516,000	516,000
Northern Pines Funding LLC
	7/7/11	0.34 (c)	104,000	104,000
Royal Bank of Canada
	11/23/11	0.30	456,000	455,449
Skandinaviska Enskilda Banken AB
	7/5/11 to 10/7/11	0.30 to 0.35	638,000	637,732
Societe Generale North America, Inc.
	9/1/11	0.28	57,000	56,973
Sumitomo Mitsui Banking Corp.
	7/7/11	0.18	104,000	103,997
Total Capital Canada Ltd.
	8/9/11 to 12/15/11	0.39 to 0.42	412,000	411,597
Westpac Banking Corp.
	9/12/11 to 10/7/11	0.28 to 0.45 (c)	901,000	900,806
TOTAL COMMERCIAL PAPER				7,927,849
U.S. Treasury Obligations - 4.6%
		Yield (a)	Principal Amount (000s)	Value (000s)

U.S. Treasury Bills - 0.8%
	2/9/12	0.30%	$ 498,000	$ 497,069
U.S. Treasury Notes - 3.8%
	7/31/11 to 12/31/11	0.22 to 0.32	2,404,000	2,417,186
TOTAL U.S. TREASURY OBLIGATIONS				2,914,255
Medium-Term Notes - 5.6%

Commonwealth Bank of Australia
	2/10/12	0.35 (b)(c)	207,000	207,000
Metropolitan Life Global Funding I
	7/1/11	2.30 (b)(c)	100,000	100,000
Metropolitan Life Insurance Co.
	9/28/11	0.60 (c)(g)	65,000	65,000
Royal Bank of Canada
	6/29/12 to 7/13/12	0.30 to 0.65 (b)(c)	1,005,000	1,005,000
	7/5/12	0.27 (c)	630,000	629,769
Westpac Banking Corp.
	3/23/12 to 6/14/12	0.25 to 0.32 (b)(c)	1,583,000	1,583,000
TOTAL MEDIUM-TERM NOTES				3,589,769
Time Deposits - 0.4%

Bank Tokyo-Mitsubishi UFJ Ltd.
	7/1/11	0.10	260,000	260,000
Municipal Securities - 1.6%

Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.09 (c)	23,000		23,000
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, LOC Freddie Mac, VRDN
7/7/11	0.07 (c)(d)	14,580		14,580
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 A, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
7/7/11	0.07 (c)(d)	25,700		25,700
District of Columbia Rev. (Washington Drama Society, Inc. Proj.) Series 2008, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.08 (c)	37,065		37,065
Fredericksburg Econ. Dev. Auth. (Eagle Village I Proj.) Series 2009 A, LOC Bank of America NA, VRDN
7/7/11	0.10 (c)	70,780		70,780
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, VRDN
7/7/11	0.05 (c)	5,000		5,000

	Yield (a)	Principal Amount (000s)		Value (000s)
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2005 H, LOC U.S. Bank NA, Minnesota, VRDN
7/7/11	0.04% (c)	$ 24,725		$ 24,725
Humble Independent School District Participating VRDN Series Solar 06 20, (Liquidity Facility U.S. Bank NA, Minnesota)
7/7/11	0.08 (c)(e)	14,740		14,740
Illinois Fin. Auth. Rev. (Children's Memorial Hosp. Proj.) Series 2008 C, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.06 (c)	34,100		34,100
Illinois Fin. Auth. Rev. (Little Co. of Mary Hosp. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.08 (c)	45,740		45,740
Illinois Fin. Auth. Rev. (Rockford Mem. Hosp. Proj.) LOC JPMorgan Chase Bank, VRDN
7/7/11	0.09 (c)	40,600		40,600
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.07 (c)	10,900		10,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, (Liquidity Facility U.S. Bank NA, Minnesota)
7/7/11	0.08 (c)(e)	15,195		15,195
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 B, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.09 (c)	25,000		25,000
Louisiana Pub. Facilities Auth. Rev. (CommCare Corp. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.08 (c)	14,900		14,900
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368, (Liquidity Facility Wells Fargo & Co.)
7/7/11	0.09 (c)(e)	10,060		10,060
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2005 A1, LOC Bank of America NA, VRDN
7/7/11	0.08 (c)	9,100		9,100
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, LOC Bank of America NA, VRDN
7/7/11	0.10 (c)	11,175		11,175
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.06 (c)	12,000		12,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (255 West 9th Street Proj.) Series 2001 A, LOC Fannie Mae, VRDN
7/7/11	0.09 (c)(d)	58,235		58,235
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (West 43rd Street Proj.) Series 1999 A, LOC Fannie Mae, VRDN
7/7/11	0.09 (c)(d)	24,200		24,200
New York Hsg. Fin. Agcy. Rev. (240 East 39th Street Hsg. Proj.) Series 1997 A, LOC Fannie Mae, VRDN
7/7/11	0.09 (c)(d)	62,700		62,700
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
New York Hsg. Fin. Agcy. Rev. (360 West 43rd Street Hsg. Proj.) Series A, LOC Fannie Mae, VRDN
7/7/11	0.07% (c)(d)	$ 9,900		$ 9,900
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
7/7/11	0.07 (c)(d)	13,000		13,000
New York Hsg. Fin. Agcy. Rev. (East 39th Street Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
7/7/11	0.07 (c)(d)	33,700		33,700
New York Hsg. Fin. Agcy. Rev. (Normandie Court II Hsg. Proj.) Series 1999 A, LOC Freddie Mac, VRDN
7/7/11	0.09 (c)(d)	30,770		30,770
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.08 (c)(d)	20,200		20,200
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, (Liquidity Facility Citibank NA), VRDN
7/7/11	0.09 (c)(d)	15,875		15,875
Pennsylvania Higher Edl. Facilities Auth. Rev. (Thomas Jefferson Univ. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.07 (c)	18,040		18,040
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 84D, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
7/7/11	0.09 (c)(d)	18,450		18,450
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 86C, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
7/7/11	0.09 (c)(d)	16,640		16,640
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-89, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
7/7/11	0.09 (c)(d)	10,000		10,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-91B, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
7/7/11	0.09 (c)(d)	21,350		21,350
Port of Portland Arpt. Rev. Series Eighteen A, LOC Lloyds TSB Bank PLC, VRDN
7/7/11	0.08 (c)(d)	9,800		9,800
Sacramento Muni. Util. District Elec. Rev. Series 2008 K, LOC Bank of America NA, VRDN
7/7/11	0.05 (c)	40,000		40,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.08 (c)	19,280		19,280
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, LOC Freddie Mac, VRDN
7/7/11	0.08 (c)(d)	37,500		37,500
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank, VRDN
7/7/11	0.08 (c)(d)	14,000		14,000

	Yield (a)	Principal Amount 000s)		Value (000s)
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, LOC Fannie Mae, VRDN
7/7/11	0.09% (c)(d)	$ 17,500		$ 17,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, LOC Wells Fargo Bank NA, VRDN
7/7/11	0.07 (c)	27,220		27,220
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C2, LOC Bank of America NA, VRDN
7/7/11	0.09 (c)	17,565		17,565
Texas Gen. Oblig. (Veterans Land Proj.) Series A, VRDN
7/7/11	0.07 (c)(d)	23,140		23,140
Univ. of California Revs. Participating VRDN Putters 3668Z, (Liquidity Facility JPMorgan Chase Bank)
7/7/11	0.09 (c)(e)	10,000		10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25, (Liquidity Facility Branch Banking & Trust Co.)
7/7/11	0.08 (c)(e)	10,110		10,110
TOTAL MUNICIPAL SECURITIES			1,023,535
Repurchase Agreements - 31.3%
	Maturity Amount (000s)
In a joint trading account at 0.05% dated 6/30/11 due 7/1/11:
(Collateralized by U.S. Government Obligations) #	$ 9,029,768	9,029,755
(Collateralized by U.S. Government Obligations) #	5,663	5,663
With:
Barclays Capital, Inc. at:
0.32%, dated:
6/24/11 due 7/1/11 (Collateralized by Equity Securities valued at $183,611,450)	170,011	170,000
6/28/11 due 7/5/11 (Collateralized by Equity Securities valued at $147,964,408)	137,009	137,000
0.4%, dated 6/8/11 due 7/7/11 (Collateralized by Mortgage Loan Obligations valued at $137,264,316, 0.29% - 9.75%, 3/15/12 - 2/12/51)	129,043	129,000
1%, dated:
8/24/10 due 8/24/11 (Collateralized by Mortgage Loan Obligations valued at $224,366,084, 0.29% - 6.75%, 6/20/14 - 6/25/47)	208,089	206,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
1%, dated:
9/9/10 due 9/8/11 (Collateralized by Mortgage Loan Obligations valued at $225,326,929, 0.33% - 7.29%, 11/11/30 - 3/25/47)	$ 209,093	$ 207,000
10/13/10 due 10/3/11 (Collateralized by Corporate Obligations valued at $148,237,560, 0.5% - 7.25%, 6/30/13 - 5/15/41)	138,381	137,000
BNP Paribas Securities Corp. at:
0.13%, dated 6/30/11 due 7/1/11 (Collateralized by Corporate Obligations valued at $151,200,547, 0.31% - 9.85%, 7/15/11 - 6/15/42)	144,001	144,000
0.21%, dated 2/11/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $196,890,663, 0.53% - 6%, 12/25/20 - 6/16/41)	191,199	191,000
Credit Suisse Securities (USA) LLC at 0.15%, dated 6/30/11 due 7/1/11 (Collateralized by Equity Securities valued at $2,371,756,302)	2,196,009	2,196,000
Deutsche Bank Securities, Inc. at 0.37%, dated 5/18/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $57,265,886, 0.39% - 5.93%, 7/17/19 - 10/15/49)	53,039	53,000
Goldman Sachs & Co. at 0.23%, dated 6/29/11 due 7/6/11 (Collateralized by U.S. Government Obligations valued at $162,370,938, 3.06% - 4.5%, 5/1/37 - 2/1/41)	158,007	158,000
ING Financial Markets LLC at:
0.12%, dated 5/31/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $47,977,215, 2.01% - 5.33%, 9/1/24 - 4/1/41)	47,006	47,000
0.15%, dated:
4/14/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $298,798,489, 0.44% - 6%, 12/25/16 - 4/25/40)	290,109	290,000
5/18/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $95,908,028, 0.86% - 6.3%, 5/1/22 - 11/1/40)	94,036	94,000
5/24/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $96,916,249, 0.86% - 6.05%, 11/1/15 - 4/1/41)	95,036	95,000

	Maturity Amount (000s)	Value (000s)
0.2%, dated 4/4/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $109,268,592, 0.59% - 6.15%, 2/1/18 - 5/1/41)	$ 107,125	$ 107,000
0.22%, dated:
2/7/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $391,742,825, 0.86% - 6%, 9/25/11 - 5/25/45)	380,423	380,000
2/11/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $98,026,932, 0.59% - 5.92%, 11/1/19 - 4/20/40)	96,106	96,000
0.29%, dated 6/8/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $97,669,684, 1.08% - 7.9%, 3/7/13 - 5/15/38)	93,022	93,000
J.P. Morgan Clearing Corp. at:
0.19%, dated 6/30/11 due 7/1/11 (Collateralized by Equity Securities valued at $70,652,555)	65,000	65,000
0.42%, dated 6/30/11 due 7/1/11 (Collateralized by Corporate Obligations valued at $1,784,803,977, 0.2% - 7%, 4/15/12 - 5/15/41)	1,642,019	1,642,000
0.55%, dated 4/26/11 due 7/25/11 (Collateralized by Equity Securities valued at $417,812,187)	384,528	384,000
0.65%, dated 4/26/11 due 10/24/11 (Collateralized by Equity Securities valued at $83,795,403)	77,252	77,000
0.72%, dated 3/7/11 due 9/1/11 (Collateralized by Equity Securities valued at $324,664,523)	299,061	298,000
0.75%, dated 1/31/11 due 7/27/11 (Collateralized by Corporate Obligations valued at $347,830,000, 0.25% - 4.63%, 1/5/13 - 12/15/36)	320,176	319,000
J.P. Morgan Securities, Inc. at:
0.11%, dated 6/30/11 due 7/1/11 (Collateralized by U.S. Government Obligations valued at $408,913,008, 0% - 2.14%, 4/16/13 - 4/16/53)	397,001	397,000
0.73%, dated 4/1/11 due 9/28/11 (Collateralized by Corporate Obligations valued at $112,320,021, 3.25% - 11.5%, 12/29/11 - 6/1/19)	106,387	106,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.52%, dated 6/30/11 due 7/1/11 (Collateralized by Corporate Obligations valued at $14,040,203, 0.4% - 1.01%, 5/25/34 - 11/19/36)	$ 13,000	$ 13,000
0.57%, dated 11/19/10 due 8/4/11 (Collateralized by Equity Securities valued at $169,562,694) (c)(f)	157,641	157,000
0.62%, dated 1/31/11 due 7/27/11 (Collateralized by Corporate Obligations valued at $334,956,116, 0.38% - 1.75%, 2/1/13 - 12/15/37) (c)(f)	320,593	319,000
0.67%, dated 10/28/10 due 8/4/11 (Collateralized by Mortgage Loan Obligations valued at $467,648,703, 0.24% - 8.31%, 10/19/16 - 6/12/50) (c)(f)	435,933	433,000
1%, dated 1/5/11 due 8/4/11 (Collateralized by Mortgage Loan Obligations valued at $165,244,591, 0.32% - 5.96%, 3/15/19 - 5/23/51)	154,547	153,000
Mizuho Securities USA, Inc. at:
0.4%, dated:
6/6/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $68,205,892, 1.63% - 6.63%, 4/15/12 - 5/15/39)	61,022	61,000
6/13/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $129,193,673, 2.13% - 5.25%, 4/15/12 - 12/1/29)	122,042	122,000
0.65%, dated 3/1/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $31,715,503, 0% - 8%, 2/15/12 - 5/15/39)	30,099	30,000
Morgan Stanley & Co., Inc. at:
0.13%, dated 6/1/11 due 7/6/11 (Collateralized by U.S. Government Obligations valued at $192,800,885, 4.5% - 5.5%, 4/1/34 - 6/1/41)	189,024	189,000
0.15%, dated 4/14/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $189,781,660, 4.5% - 5.5%, 4/1/34 - 6/1/41)	186,071	186,000

	Maturity Amount (000s)	Value (000s)
RBC Capital Markets Co. at:
0.09%, dated 6/30/11 due 7/1/11 (Collateralized by U.S. Government Obligations valued at $1,025,931, 0% - 4.95%, 11/25/12 - 7/1/40)	$ 1,000	$ 1,000
0.29%, dated 6/6/11 due 7/6/11 (Collateralized by Corporate Obligations valued at $48,567,610, 1.19% - 5.1%, 12/15/12 - 1/25/16)	46,011	46,000
RBS Securities, Inc. at:
0.55%, dated 6/20/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $249,519,051, 0.25% - 8.24%, 5/25/13 - 4/7/52)	231,106	231,000
0.69%, dated 8/5/10 due 8/4/11 (Collateralized by Corporate Obligations valued at $224,862,823, 0.29% - 6.76%, 10/10/14 - 6/11/50) (c)(f)	210,502	209,000
Royal Bank of Scotland PLC at 0.55%, dated 6/20/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $225,962,233, 0.05% - 5.57%, 7/1/12 - 6/11/50)	210,096	210,000
UBS Securities LLC at:
0.36%, dated 5/26/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $64,073,708, 1% - 6.75%, 4/15/13 - 3/15/41)	61,055	61,000
0.38%, dated 6/14/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $98,298,288, 0.63% - 13%, 7/1/11 - 2/15/36)	91,086	91,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at:
0.2%, dated 4/20/11 due 7/7/11 (Collateralized by U.S. Government Obligations valued at $102,040,800, 4% - 4.5%, 5/1/41 - 6/1/41)	$ 100,102	$ 100,000
0.36%, dated 4/11/11 due 7/7/11 (Collateralized by Corporate Obligations valued at $82,323,763, 1.1% - 7.13%, 8/15/11 - 1/15/21)	79,072	79,000
TOTAL REPURCHASE AGREEMENTS		19,944,418
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $63,789,367)	63,789,367
NET OTHER ASSETS (LIABILITIES) - 0.0%	25,048
NET ASSETS - 100%	$ 63,814,415
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,326,743,000 or 6.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,000,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.6% 9/28/11	3/26/02	$ 65,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$9,029,755,000 due 7/01/11 at 0.05%
BNP Paribas Securities Corp.	$ 291,775
Bank of America NA	2,652,498
Barclays Capital, Inc.	978,202
Citibank NA	44,208
Citigroup Global Markets, Inc.	353,666
Credit Agricole Securities (USA), Inc.	176,833
Deutsche Bank Securities, Inc.	663,124
HSBC Securities (USA), Inc.	1,184,782
ING Financial Markets LLC	167,992
J.P. Morgan Securities, Inc.	618,916
Merrill Lynch, Pierce, Fenner & Smith, Inc.	421,202
RBC Capital Markets Corp.	353,666
RBS Securities, Inc.	176,833
Societe Generale	88,417
UBS Securities LLC	389,033
Wells Fargo Securities LLC	468,608
$ 9,029,755
$5,663,000 due 7/01/11 at 0.05%
Barclays Capital, Inc.	$ 2,022
Merrill Lynch, Pierce, Fenner & Smith, Inc.	944
UBS Securities LLC	2,697
$ 5,663
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2011, the cost of investment securities for income tax purposes was $63,789,367,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2011